Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedules of Risks Arising from Financial Instruments
U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below.

(US$ in millions)	December 31, 2023	December 31, 2022
Cash and cash equivalents	$59	$634
Trade and settlement receivables	1,145	629
Trade accounts payable and other liabilities	(743)	(570)
Debt (Note 20)	(2,470)	(2,585)
Reduced by: Debt designated as a hedging instrument in our net investment hedge	2,334	1,686
Net U.S. dollar exposure	$325	$(206)
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2023 and December 31, 2022.

	Outstanding at December 31, 2023		Outstanding at December 31, 2022
	Volume	Price	Volume	Price
Receivable positions
Copper (pounds in millions)	127	US$3.87/lb.	168	US$3.80/lb.
Zinc (pounds in millions)	167	US$1.20/lb.	218	US$1.35/lb.
Lead (pounds in millions)	17	US$0.94/lb.	17	US$1.05/lb.
Steelmaking coal (tonnes in thousands)	504	US$264/tonne	388	US$257/tonne
Payable positions
Zinc payable (pounds in millions)	121	US$1.20/lb.	75	US$1.35/lb.
Lead payable (pounds in millions)	15	US$0.94/lb.	18	US$1.05/lb.

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2023, scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2024	$389	$515
2025	294	389
2026	519	687
2027	294	389
2028	294	389
Thereafter	3,206	4,240
	$4,996	$6,609
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2023 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other financial liabilities	$3,497	$—	$—	$—	$3,497
Debt (Note 20(f))	515	1,076	778	4,240	6,609
Lease liabilities	197	261	186	1,107	1,751
Obligation to Neptune Bulk Terminals	—	31	30	143	204
ENAMI preferential dividend liability	—	—	—	606	606
QB2 advances from SMM/SC	—	—	—	3,520	3,520
QB2 variable consideration to IMSA	—	132	—	—	132
Other liabilities	—	104	11	13	128
Estimated interest payments on debt	394	614	452	1,828	3,288
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	2,039	2,039
Estimated interest payments on lease and other liabilities	18	26	19	81	144
Downstream pipeline take-or-pay toll commitment	29	60	65	254	408

Schedule of Sensitivity Analysis for Types of Market Risk
The following represents the effect on profit attributable to shareholders from a 10% change in commodity prices, with other variables unchanged, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2023 and December 31, 2022. There is no effect on other comprehensive income.

	Price on December 31,		Change in Profit Attributable to Shareholders
(CAD$ in millions)	2023	2022	2023	2022
Copper	US$3.87/lb.	US$3.80/lb.	$37	$52
Zinc	US$1.20/lb.	US$1.35/lb.	$(1)	$9
Steelmaking coal	US$264/tonne	US$257/tonne	$11	$9
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2023 and December 31, 2022.

	Outstanding at December 31, 2023		Outstanding at December 31, 2022
	Volume	Price	Volume	Price
Receivable positions
Copper (pounds in millions)	127	US$3.87/lb.	168	US$3.80/lb.
Zinc (pounds in millions)	167	US$1.20/lb.	218	US$1.35/lb.
Lead (pounds in millions)	17	US$0.94/lb.	17	US$1.05/lb.
Steelmaking coal (tonnes in thousands)	504	US$264/tonne	388	US$257/tonne
Payable positions
Zinc payable (pounds in millions)	121	US$1.20/lb.	75	US$1.35/lb.
Lead payable (pounds in millions)	15	US$0.94/lb.	18	US$1.05/lb.

Schedules of Risks Arising from Financial Instruments
The fair value of our commodity swaps is calculated using a discounted cash flow method based on forward metal prices. A summary of these derivative contracts and related fair values as at December 31, 2023 is as follows:

Derivatives not designated as hedging instruments	Quantity	Average Price of Purchase Commitments	Average Price of Sale Commitments	Fair Value Asset (Liability) (CAD$ in millions)
Zinc swaps	209 million lbs.	US$1.19/lb.	US$1.21/lb.	$18
Lead swaps	64 million lbs.	US$0.94/lb.	US$0.96/lb.	$(3)
Copper swaps	18 million lbs.	US$3.85/lb.	US$3.81/lb.	$(1)
				$14
Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) and Non-Operating Income (Expense)
	2023	2022
Zinc swaps	$(23)	$15
Lead swaps	(9)	3
Copper swaps	(1)	—
Settlement receivables and payables (Note 10)	39	(371)
Contingent zinc escalation payment embedded derivative	5	27
Gold stream embedded derivative	12	(8)
Silver stream embedded derivative	4	(2)
QB2 variable consideration to IMSA (Note 12(a))	(4)	(5)
	$23	$(341)